Note 8 - Lease Obligations (Tables)	12 Months Ended
Nov. 30, 2012
Schedule of Future Minimum Lease Payments [Table Text Block]
Year ending November 30, 2012	Capital Lease	Operating Lease
	$	$

2013	62,470	89,016
2014	49,251	-
	111,721	89,016
Less: amounts representing interest at 14%	13,955	-
	97,766	89,016
Less: Current portion	51,524	-
Balance, long-term portion	46,242	89,016